Filed Pursuant to Rule 497(e)
                                                           File Nos.   33-58004
                                                                       811-7474

                                                              [GRAPHIC OMITTED]

SUPPLEMENT DATED FEBRUARY 4, 2000
TO PROSPECTUS DATED OCTOBER 1, 1999

The second, third and fourth paragraphs under the heading "Portfolio Managers of Boston 1784 Money Market Funds" on page 20 are replaced with the following:

Karen Arneil has been the manager of the U.S. Treasury Money Market Fund, Institutional U.S. Treasury Money Market Fund, Prime Money Market Fund and Institutional Prime Money Market Fund since January 2000. Ms. Arneil, who has more than ten years experience in investment management, has been a portfolio manager with Fleet Investment Advisors Inc. since 1996 and an investment officer of BankBoston since October 1999. From 1987 to 1996, she was a portfolio manager and fund accountant at Putnam Investments.

Please note also that on February 4, 2000, the Board of Trustees of Boston 1784 Funds approved the reorganization of Boston 1784 Funds into The Galaxy Funds, subject to the approval of the shareholders of Boston 1784 Funds. The Galaxy Funds is a family of mutual funds advised by Fleet Investment Advisors Inc. ("Fleet Advisors"), an affiliate of BankBoston. If approved by shareholders, each Boston 1784 Fund will be combined with a corresponding Galaxy Fund, and shareholders of Boston 1784 Funds will become shareholders of the corresponding Galaxy Funds.

Both BankBoston, the adviser to Boston 1784 Funds, and Fleet Advisors, the adviser to the Galaxy Funds, are subsidiaries of FleetBoston Financial Corporation.

A Special Meeting of Shareholders of Boston 1784 Funds has been called for April 28, 2000 to vote on the reorganization. Prior to the Special Meeting, shareholders of record on February 29, 2000 will receive a Proxy Statement that provides a detailed description of the reorganization agreement, the investment objectives, policies and expenses of the Galaxy Funds, the tax consequences of the reorganization and other important information that shareholders should consider carefully in connection with the Special Meeting.

                                                  Filed Pursuant to Rule 497(e)
                                                           File Nos.   33-58004
                                                                       811-7474

                                                              [GRAPHIC OMITTED]

SUPPLEMENT DATED FEBRUARY 4, 2000
TO PROSPECTUS DATED OCTOBER 1, 1999

The second, third and fourth paragraphs under the heading "Portfolio Managers of Boston 1784 Money Market Funds" on page 38 are replaced with the following:

Karen Arneil has been the manager of the U.S. Treasury Money Market Fund, Institutional U.S. Treasury Money Market Fund, Prime Money Market Fund and Institutional Prime Money Market Fund since January 2000. Ms. Arneil, who has more than ten years experience in investment management, has been a portfolio manager with Fleet Investment Advisors Inc. since 1996 and an investment officer of BankBoston since October 1999. From 1987 to 1996, she was a portfolio manager and fund accountant at Putnam Investments.

The second paragraph under the heading "Portfolio Managers of Boston 1784 Bond Funds" on page 40 is replaced with the following:

Marie M. Schofield has been the manager of the Income Fund and U.S. Government Medium-Term Income Fund since January 2000. Ms. Schofield, who has more than 25 years experience in investment management, has been a portfolio manager with Fleet Investment Advisors Inc. since 1990 and an investment officer of BankBoston since October 1999.

The first paragraph under the heading "Portfolio Managers of the Boston 1784 Stock Funds" on page 44 is replaced with the following:

David Lindsay and Michael R. Pelosi have been co-managers of the Asset Allocation Fund since January 2000. Mr. Lindsay, who has 29 years of experience in investment management and research analysis, has been with Fleet Investment Advisors Inc. and its predecessors since 1986 and has been an investment officer of BankBoston since October 1999. Mr. Pelosi, who has more than 16 years experience in investment management, research analysis and securities trading at BankBoston, has been a Fund Manager since 1988. He has been a co-manager of the Asset Allocation Fund since October 1997.

Please note also that on February 4, 2000, the Board of Trustees of Boston 1784 Funds approved the reorganization of Boston 1784 Funds into The Galaxy Funds, subject to the approval of the shareholders of Boston 1784 Funds. The Galaxy Funds is a family of mutual funds advised by Fleet Investment Advisors Inc. ("Fleet Advisors"), an affiliate of BankBoston. If approved by shareholders, each Boston 1784 Fund will be combined with a corresponding Galaxy Fund, and shareholders of Boston 1784 Funds will become shareholders of the corresponding Galaxy Funds.

Both BankBoston, the adviser to Boston 1784 Funds, and Fleet Advisors, the adviser to the Galaxy Funds, are subsidiaries of FleetBoston Financial Corporation.

A Special Meeting of Shareholders of Boston 1784 Funds has been called for April 28, 2000 to vote on the reorganization. Prior to the Special Meeting, shareholders of record on February 29, 2000 will receive a Proxy Statement that provides a detailed description of the reorganization agreement, the investment objectives, policies and expenses of the Galaxy Funds, the tax consequences of the reorganization and other important information that shareholders should consider carefully in connection with the Special Meeting.

                                                  Filed Pursuant to Rule 497(e)
                                                           File Nos.   33-58004
                                                                       811-7474

                                                              [GRAPHIC OMITTED]


SUPPLEMENT DATED FEBRUARY 4, 2000
TO PROSPECTUS DATED OCTOBER 1, 1999

The first and second paragraphs under the heading "Portfolio Managers of the Fund" on page 20 is replaced with the following:

Karen Arneil has been the manager of the Institutional U.S. Treasury Money Market Fund since January 2000. Ms. Arneil, who has more than ten years experience in investment management, has been a portfolio manager with Fleet Investment Advisors Inc. since 1996 and an investment officer of BankBoston since October 1999. From 1987 to 1996, she was a portfolio manager and fund accountant at Putnam Investments.

The second paragraph under the heading "Portfolio Managers of Boston 1784 Bond Funds" on page 22 is replaced with the following:

Marie M. Schofield has been the manager of the Income Fund and U.S. Government Medium-Term Income Fund since January 2000. Ms. Schofield, who has more than 25 years experience in investment management, has been a portfolio manager with Fleet Investment Advisors Inc. since 1990 and an investment officer of BankBoston since October 1999.

The first paragraph under the heading "Portfolio Managers of the Boston 1784 Stock Funds" on page 24 is replaced with the following:

David Lindsay and Michael R. Pelosi have been co-managers of the Asset Allocation Fund since January 2000. Mr. Lindsay, who has 29 years of experience in investment management and research analysis, has been with Fleet Investment Advisors Inc. and its predecessors since 1986 and has been an investment officer of BankBoston since October 1999. Mr. Pelosi, who has more than 16 years experience in investment management, research analysis and securities trading at BankBoston, has been a Fund Manager since 1988. He has been a co-manager of the Asset Allocation Fund since October 1997.

Please note also that on February 4, 2000, the Board of Trustees of Boston 1784 Funds approved the reorganization of Boston 1784 Funds into The Galaxy Funds, subject to the approval of the shareholders of Boston 1784 Funds. The Galaxy Funds is a family of mutual funds advised by Fleet Investment Advisors Inc. ("Fleet Advisors"), an affiliate of BankBoston. If approved by shareholders, each Boston 1784 Fund will be combined with a corresponding Galaxy Fund, and shareholders of Boston 1784 Funds will become shareholders of the corresponding Galaxy Funds.

Both BankBoston, the adviser to Boston 1784 Funds, and Fleet Advisors, the adviser to the Galaxy Funds, are subsidiaries of FleetBoston Financial Corporation.

A Special Meeting of Shareholders of Boston 1784 Funds has been called for April 28, 2000 to vote on the reorganization. Prior to the Special Meeting, shareholders of record on February 29, 2000 will receive a Proxy Statement that provides a detailed description of the reorganization agreement, the investment objectives, policies and expenses of the Galaxy Funds, the tax consequences of the reorganization and other important information that shareholders should consider carefully in connection with the Special Meeting.